Other Comprehensive Income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Pre- tax
Other comprehensive income (loss)	$ 370	$ 837	$ (448)
Tax
Other comprehensive income (loss)	(78)	(175)	94
After- tax
Other comprehensive income (loss), after-tax	292	662	(354)
Accumulated Net Investment Gain (Loss)
Pre- tax
Unrealized net holding gains and losses arising during the period, net of related offsets	405	878	(483)
Less: reclassification adjustment of realized capital gains and losses	48	19	(35)
Other comprehensive income (loss)	357	859	(448)
Tax
Unrealized net holding gains and losses arising during the period, net of related offsets	(85)	(184)	101
Less: reclassification adjustment of realized capital gains and losses	(10)	(4)	7
Other comprehensive income (loss)	(75)	(180)	94
After- tax
Unrealized net holding gains and losses arising during the period, net of related offsets	320	694	(382)
Less: reclassification adjustment of realized capital gains and losses	38	15	(28)
Other comprehensive income (loss), after-tax	282	679	(354)
Accumulated Foreign Currency Adjustment
Pre- tax
Other comprehensive income (loss)	13	(22)	0
Tax
Other comprehensive income (loss)	(3)	5	0
After- tax
Other comprehensive income (loss), after-tax	$ 10	$ (17)	$ 0